Segment (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Segment Revenue, Profit and Significant Segment Expenses
Segment revenue, profit and significant segment expenses are as follows:

(in millions of $)	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
Total operating revenues	29.9	31.2	51.9	54.8
Less:
Crew costs	(4.0)	(3.3)	(7.9)	(6.1)
Other vessel operating expenses(1)	(3.1)	(2.3)	(6.1)	(4.4)
Voyage expenses and commissions	(0.4)	(0.3)	(0.5)	(0.7)
General and administrative expenses(2)	(1.5)	(1.3)	(2.6)	(2.7)
Depreciation	(7.3)	(6.5)	(14.6)	(11.9)
Income (loss) from equity method investment	—	—	—	—
Interest income	0.3	0.4	0.4	0.6
Interest expense, net of amounts capitalized	(12.8)	(11.0)	(25.9)	(20.2)
Income tax (expenses)	—	—	—	—
Segment and consolidated net income (loss)	1.1	6.9	(5.3)	9.4

(1) Other vessel operating expenses include repairs and maintenance, spares, stores and consumables, lubricating oil, vessel insurance, services and subscriptions, and vessel management fees.

(2) General and administrative expenses include directors and officers’ insurance, management fees, audit and accounting fees, administrative salaries, directors’ fees, legal fees, listing fees, share based compensation costs, and other administrative expenses.